Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated income statement
Revenue	€ 781,426	€ 751,448	€ 618,034
Cost of Revenue	(606,375)	(577,383)	(466,491)
Gross profit	175,051	174,065	151,543
Operating income (expenses)
Research and development	(68,529)	(76,642)	(72,200)
Selling, general and administrative	(169,610)	(156,190)	(105,445)
Other operating income	64,793	81,582	73,472
Other operating expenses	(44,202)	(1,965)	(5,691)
Impairments	(5,011)		(683)
Total operating income (expenses)	(222,558)	(153,215)	(110,547)
Operating income (loss)	(47,507)	20,850	40,996
Non-operating income (expense)
Gain (loss) on investment in financial instruments reevaluation	(9,143)	(172,159)	211,754
Share of profit (loss) and reevaluation of at-equity investments	(20,752)	(15,098)	(16,570)
Other financial income	9,263	8,336	2,272
Other financial expense	(11,739)	(13,150)	(9,254)
Other non-operating income (expense)	(714)	12,357	7,782
Gain from Bargain Purchase		4,908
Net Income (loss) before taxes	(80,593)	(153,957)	236,980
Income taxes	(3,320)	(21,698)	(21,470)
Net income (loss)	€ (83,913)	€ (175,655)	€ 215,510
Weighted average shares outstanding	176,916,663	176,674,341	166,405,926
Net income per share (basic)	€ (0.47)	€ (0.99)	€ 1.30
Net income per share (diluted)	€ (0.47)	€ (0.99)	€ 1.30